Notes Payable, Bank and Other Long-Term Debt - Summary of Notes Payable and Bank Debt (Detail) - USD ($) $ in Thousands	Jul. 29, 2017	Oct. 29, 2016	Oct. 31, 2015
Debt Instruments [Abstract]
Senior secured notes, net of debt discount ($455 and $704) and debt issuance costs ($3,505 and $5,426)		$ 176,040	$ 193,870
ABL Facility	$ 227,000	80,000	18,224
Capital leases			536
Long term debt including current maturities		256,040	212,630
Less: current maturities			(236)
Long-term maturities of notes payable, bank and other long-term debt		256,040	212,394
Long term debt including current maturities		$ 256,040	$ 212,630